Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss) before tax	$ (1,095,733)	$ (330,683)
Adjustments to reconcile net (loss) to net cash (used in) provided by operating activities:
Depreciation for property, plant and equipment	18,892	1,579
Amortisation of right-of-use assets	23,818
Finance cost	22,703
Changes in operating assets and liabilities:
Trade receivables	7,383	(10,782)
Other receivables	(22,196)	(580,043)
Trade payables		(62,193)
Accrued expenses and other payables	(286,552)	659,148
Amount due from related party	1,174
Net cash (used in) operating activities	(1,330,511)	(322,974)
Cash flows from investing activities:
Purchase of property, plant and equipment	(38,737)	(72,065)
Net cash inflow from acquisition of subsidiary		96,377
Net cash (used in)/generated from investing activities	(38,737)	24,312
Cash flows from financing activities:
Proceeds from share subscriptions received of VIE company		671,208
Proceeds from issuances of preference shares	302,195	338,113
Advance from directors	470,678	4,897
Repayment of lease liabilities	(10,722)
Contributions from non-controlling interests		3,557
Net cash generated from financing activities	762,151	1,017,775
Effect of exchange rate changes in cash and cash equivalents	(30,057)	(8,723)
Net (decrease)/increase in cash and cash equivalents	(637,154)	710,390
Cash and cash equivalents, beginning of the year	712,624	2,234
Cash and cash equivalents, end of the year	$ 75,470	$ 712,624